Loan from Related Parties (Details) - Schedule of Loan Agreements $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Maple Grove [Member]
Loan from Related Parties (Details) - Schedule of Loan Agreements [Line Items]
Loan Amount	$ 3,517
Guarantor	Michael Sabo & Itiel Kaplan
Maple View [Member]
Loan from Related Parties (Details) - Schedule of Loan Agreements [Line Items]
Loan Amount	$ 2,128
Guarantor	Michael Sabo
Pecan Ranch [Member]
Loan from Related Parties (Details) - Schedule of Loan Agreements [Line Items]
Loan Amount	$ 2,220
Guarantor	Michael Sabo
Maple Heights [Member]
Loan from Related Parties (Details) - Schedule of Loan Agreements [Line Items]
Loan Amount	$ 1,196
Guarantor	Michael Sabo
Maple Reserve [Member]
Loan from Related Parties (Details) - Schedule of Loan Agreements [Line Items]
Loan Amount	$ 10,000
Guarantor	Michael Sabo & Itiel Kaplan